FORM N-CSRS

INVESTMENT COMPANY ACT FILE NUMBER(S):                811-08492

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:     PRINCIPLED EQUITY
                                                      MARKET FUND

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:               20 WILLIAM STREET
                                                      WELLESLEY, MA 02481


NAME AND ADDRESS OF AGENT FOR SERVICE:                CHRISTOPHER Y. WILLIAMS
                                                      5072 ANNUNCIATION CIRCLE
                                                      SUITE 317
                                                      AVE MARIA, FL 34142

REGISTRANT'S TELEPHONE NUMBER:                        (239) 304-1679

DATE OF FISCAL YEAR END:                              DECEMBER 31
DATE OF REPORTING PERIOD:                             JUNE 30, 2012


ITEM 1. REPORT TO SHAREHOLDERS

A copy of the Registrant's Semi Annual Report that was transmitted to shareholders can be found below.

================================================================================






                                   PRINCIPLED
                                     EQUITY
                                     MARKET
                                      FUND


                      ===================================



                               INVESTMENT ADVISER
                             F.L. PUTNAM INVESTMENT
                               MANAGEMENT COMPANY
                                20 William Street
                         Wellesley, Massachusetts 02481


                      ===================================

                               SEMI ANNUAL REPORT
                                  JUNE 30, 2012
                                   (UNAUDITED)






================================================================================

To the Shareholders of the Principled Equity Market Fund:

The objective of the Principled Equity Market Fund is to replicate, as closely as possible over reasonable periods of time, the investment returns recorded by the unmanaged domestic equity markets as represented by the Standard & Poor's 500 stock Index (the "Index") while avoiding investments which are not acceptable to significant constituencies of investors concerned with the products, services, and activities of the entities in which they are directly or indirectly invested.

The exclusion of these unacceptable characteristics results in our Fund being unable to purchase approximately one third of the companies in the Index. This includes many of the largest companies due to their involvement in such areas of widespread concern as activities damaging to the environment.

Attempting to replicate the Index is important because, as is becoming increasingly widely-known and documented, the majority of managed investment accounts fail to exceed the returns posted by the Index (or by other unmanaged indices more comparable to those accounts) over significant periods. Further, it has proved to be difficult, if at all possible, for investors to predict which managers or managed accounts will exceed the return of their comparable unmanaged indices in any future period.

Consequently, an investment whose return can reasonably be expected to equal the Index can also reasonably be expected to achieve higher returns than the majority of investment managers. (Those interested in additional information concerning this topic may wish to refer to the Standard & Poor's internet site: http://www.standardandpoors.com/indices/spiva/en/us.)

The requirement that the Fund avoid many of the largest companies occasionally impacts investment results because in certain periods, often due to temporary pessimism or optimism on the part of investors, larger companies tend to record higher or lower returns than average. Since the traditional size-weighted method of calculating the Index gives greater than average weight to these large companies, their exclusion tends to cause the Fund to achieve different - higher or lower - results from the Index in individual years. Intuitively, this would appear to interfere with achievement of the Fund's objective of matching the return of the Index. However, on a cumulative, long term basis that has not been our experience. For example, over the 15 calendar years beginning with the Fund's inception and ending on 12/31/2011 the Fund's portfolio - prior to expenses of 0.73% - recorded an average annual compound rate of return of 5.77%
- slightly higher than the S&P 500's return of 5.45%.

The first half of 2012 was a period characterized by significant uncertainty and nervousness, which resulted in investors seeking safety by purchasing shares of large companies, many of which of which the Fund cannot own . Other investors nearing retirement and seeking income also purchased the shares of larger companies because they tended to pay higher than average dividends. These and other factors caused the prices of larger companies to rise more than the average stock during the period. During this six month period the Fund recorded an (unaudited) return after expenses of 8.46%, lower than, but considering the background causes, respectably close to, the 9.49% return of the Index (which incurs no expenses).

(The Index, of course, includes no expenses. However, investors wishing to invest in the S&P 500 Index cannot purchase that Index, or any index, directly, but only through funds or derivatives, all of which incorporate some expense. In the Fund's case, its expenses cover the cost of identifying and eliminating the unacceptable securities, as well as the cost of creating a portfolio from those that are left and dealing with all of the legal, accounting, and other administrative issues involved with operating an investment company.) As mentioned previously, the traditional version of the S&P 500 Index is constructed using companies in proportion to their size (measured by the total market value of all of the shares each company has outstanding). This is often called the "Capitalization Weighted" method of constructing an index. Using this method, in the S&P 500 the largest company constitutes 4.86% (four and eighty-six one-hundredths of one percent) of the Index, while the smallest constitutes only 0.0001% (one one-hundredth of one percent). The ten largest companies (six of which are not acceptable investments for the Fund) collectively constitute 21.14% of the S&P500 Index as traditionally constructed using this method.

We believe our Shareholders have been well served by the Fund's using the results of the S&P 500 as constructed using the traditional capitalization-weighted method as a standard or target for replication. However, in recent years an increasing amount of academic and industry research has been devoted to investigating alternative methods of constructing an index using the same 500 companies. The principal alternative being used to date appears to be the "Equal-Weighted" S&P 500, in which each of the 500 companies is valued equally in the index. Thus each stock constitutes one five hundredth, or 0.002%, or two tenths of one percent of the index. A second alternative is known as the "Risk Parity" method, pursuant to which industry sectors are balanced as well. These alternatives have the apparent advantage of providing higher long term returns and lower interim volatility or fluctuation (which some investors consider to be the measure of 'risk').

For example, in the 20 year period ending June 30, 2012, the "Capitalization Weighted" S&P 500 Index reportedly produced a compound annual return of 8.34%, while the "Equal Weighted" S&P 500 produced a return of 10.39%. (This is a significant difference - a 25% higher return than the principal index which most investment managers struggle to merely match.)

With only two exceptions, in all other multi-year periods ending on June 30, 2012, the Equal Weighted Index also produced higher returns than the Capitalization Weighted Index. The two exceptions are the one and two year periods, in which investors, made nervous by the events of 2008 and 2009, have preferred the larger companies because of the perception that they are safer.

Notwithstanding the higher long term returns provided by the Equal Weighted Index, there have been a few interim periods - one as long as five years - in which the Capitalization Weighted method has provided the higher return of the two.

We have been considering whether it would be in our Shareholders' best interest to use one of these alternative methods. We are very concerned that we make decisions which are in the best interest of, and consistent with the wishes of, our Shareholders.

Please do not hesitate to contact us.

David Putnam
President

                          PRINCIPLED EQUITY MARKET FUND

  The investment objective of the Fund is long-term capital appreciation. The Fund invests principally in equity securities that the Fund's management be-lieves will contribute to the achievement of the Fund's objective and that do not possess characteristics (i.e., products, services, geographical areas of operation or other similar nonfinancial aspects) that management believes are unacceptable to substantial constituencies of investors concerned with the ethical and/or social justice characteristics of their investments. For the information of investors, the Fund will compare its investment results to those of the Standard and Poor's Corporation 500 Stock Index and other major market indices which the Fund considers appropriate as a benchmark for its returns.


  Comparison of the Change in Value of a $10,000 Investment in the Principled
           Equity Market Fund and the Standard & Poor's 500 Index


                              GRAPHIC PLOT POINTS

DATE                    TRUST VALUE      S&P500 VALUE
JUNE 30, 2002           $10,000.00       $10,000.00
JUNE 30, 2003           $10,976.04       $10,025.15
JUNE 30, 2004           $13,150.20       $11,940.95
JUNE 30, 2005           $13,775.73       $12,696.02
JUNE 30, 2006           $14,526.67       $13,791.66
JUNE 30, 2007           $17,251.61       $16,631.17
JUNE 30, 2008           $14,836.44       $14,449.15
JUNE 30, 2009           $10,924.04       $10,661.45
JUNE 30, 2010           $12,703.82       $12,199.85
JUNE 30, 2011           $16,320.12       $15,944.18
JUNE 30, 2012           $16,915.11       $16,812.82



-------------------------------------------------------------------------------
                        Principled Equity Market Fund
                         Average Annual Total Return
===============================================================================
       Six             1 Year        3 Years           5              10
     Months*                                         Years          Years

      8.45%            3.65%         15.69%          (0.39)%         4.46%
-------------------------------------------------------------------------------
* Not annualized for the period from December 31, 2011 to June 30, 2012.

The chart and graph shown above do not reflect the deduction of taxes a shareholder might pay on distributions or redemptions. The results shown above should not be considered predictive of future returns.
-------------------------------------------------------------------------------

                          PRINCIPLED EQUITY MARKET FUND


                       STATEMENT OF ASSETS AND LIABILITIES
                                  JUNE 30, 2011
                                   (Unaudited)


Assets:
Investments in securities, at fair value (cost $20,847,910;
 see Schedule of Investments, Notes 1, 2, 3 & 7)...............    $30,331,394
Cash  .........................................................         20,471
Dividends and interest receivable..............................         29,454
Prepaid expenses...............................................         10,945
                                                                   -------------
     Total assets..............................................     30,392,264
                                                                   -------------

Liabilities:
Accrued expenses and other liabilities (Notes 4 & 5)...........         67,050
                                                                   -------------
     Total liabilities.........................................         67,050
                                                                   -------------

Net assets.....................................................    $30,325,214
                                                                   =============

Analysis of Net Assets:
Capital stock (2,750,000 shares authorized at no par value,
 amount paid in on 1,818,436 shares outstanding) (Note 1)......     20,192,085
Accumulated undistributed net investment income (Note 1).......        160,809
Accumulated realized gain from security transactions (Note 1)..        488,836
Net unrealized appreciation in value of investments (Note 3)...      9,483,484
                                                                   -------------
     Net assets (equivalent to $16.68 per share, based on
      1,818,436 capital shares outstanding)....................    $30,325,214
                                                                   =============


   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             STATEMENT OF OPERATIONS
                                  JUNE 30, 2012
                                   (Unaudited)


Income:
 Dividends (net of foreign withholding taxes of $0)............    $   312,130
 Other income..................................................          1,483
                                                                   -------------
     Total income..............................................        313,613
                                                                   -------------

Expenses:
 Management fees, net (Note 3).................................         38,239
 Legal fees....................................................         24,931
 Transfer fees (Note 5)........................................         15,457
 Administration fees (Note 5)..................................         13,961
 Audit and accounting fees.....................................         12,328
 Custodian fees................................................         10,721
 Insurance expenses............................................         10,088
 Trustees' fees and expenses...................................          7,479
 Compliance expenses...........................................          4,800
 Other expenses................................................         23,043
                                                                   -------------
     Total expenses............................................        161,047
                                                                   -------------

Net investment income..........................................        152,566
                                                                   -------------

Realized and unrealized gain on investments:
  Realized gain on investments-net.............................        698,943
  Increase in net unrealized appreciation in investments.......      1,618,602
                                                                   -------------
     Net gain on investments...................................      2,317,545
                                                                   -------------

Net increase in net assets resulting from operations...........    $ 2,470,111
                                                                   =============

   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                       STATEMENTS OF CHANGES IN NET ASSETS



                                                     Period Ended    Year Ended
                                                    June 30, 2012   December 31,
                                                     (Unaudited)        2011
                                                    -------------   ------------
Increase (decrease) in net assets from operations:
 Net investment income...........................   $   152,566     $   221,713
 Realized gain on investments, net...............       698,943          68,212
 Net unrealized appreciation (depreciation)
  on investments.................................     1,618,602        (209,373)
                                                    -------------   ------------
     Net increase in net assets resulting
      from operations............................     2,470,111          80,552
                                                    -------------   ------------
Distributions to shareholders:
 From net investment income ($0.12 per share in
 2011)...........................................            --        (228,860)
 From net realized gain on investments...........            --              --
                                                    -------------   ------------
     Total distributions to shareholders.........            --        (228,860)
                                                    -------------   ------------

From capital share transactions:
                              Number of Shares
                              2012        2011
                            ---------- -----------
 Proceeds from sale of
  shares..................        --          --            --              --
 Shares issued to share-
  holders in distributions
  reinvested..............        --       6,463            --           98,495
 Cost of shares redeemed..    95,197     (24,589)   (1,579,817)        (375,143)

                            ---------- -----------  -------------   ------------
 Decrease in net
  assets resulting from
  capital share
  transactions......         (95,197)    (18,126)   (1,579,817)        (276,648)
                            ========== =========== --------------   ------------

Net increase (decrease) in net assets............      890,294         (424,956)
Net assets:
  Beginning of period............................   29,434,920       29,859,876
                                                   --------------   ------------
  End of period ( including undistributed net
   investment income of $160,809 and $8,243,
   respectively).................................  $30,325,214      $29,434,920
                                                   ==============   ============


   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND



                              FINANCIAL HIGHLIGHTS
                (for a share outstanding throughout each period)


                               Period
                               Ended
                               June 30,   Year Ended  Year Ended   Year Ended   Year Ended
                               2012       December    December     December     December
                             (Unaudited)   31, 2011    31, 2010     31, 2009     31, 2008


Investment income ...........  $ 0.17      $ 0.30      $ 0.29      $ 0.26       $ 0.34
Expenses, net................    0.09        0.19        0.15        0.11         0.11
                             ----------  ----------  ----------  ----------   ----------
Net investment income .......    0.08        0.11        0.14        0.15         0.23
Net realized and unrealized
gain (loss) on investments...    1.22       (0.07)       2.01        2.73        (6.59)
                             ----------  ----------  ----------  ----------   ----------
Total from investment
 operations..................    1.30        0.04        2.15        2.88        (6.36)
Distributions to
shareholders:
  From net investment income.     --         0.12        0.14        0.15         0.23
  From net realized gain
   on investments............     --          --          --          --           --
                             ----------  ----------  ----------  ----------   ----------
Net increase (decrease) in
 net asset value.............   1.30       (0.08)       2.01        2.73        (6.59)

Net asset value:
  Beginning of period........   15.38       15.46       13.45       10.72        17.31
                             ----------  ----------  ----------  ----------   ----------
  End of period..............  $16.68      $15.38      $15.46      $13.45       $10.72
                             ==========  ==========  ==========  ==========   ==========


Total Return.................    8.45%       0.27%      15.98%      26.90%      (36.71)%
Net assets, end of period....$30,325,214 $29,434,920 $29,859,876 $28,363,385  $23,694,625
Ratio of expenses
   to average net assets.....    1.04%       1.20%       1.02%       0.91%        0.79%
Ratio of net investment
   income to average net
   assets....................    0.98%       0.74%       0.98%       1.31%        1.53%
Portfolio turnover rate .....    0.02        0.08        0.02        0.16         0.06
Average commission rate paid.    0.0125      0.0090      0.0109      0.0143       0.0148
Number of shares outstanding
 at end of period............  1,818,436   1,913,633   1,931,759   2,109,434   2,211,192



   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2012
                                  (Unaudited)
                       (Showing Percentage of Net Assets)


                                                                   Value
  Quantity                                                       (Note 1)
  --------                                                       --------
COMMON STOCK - 100.00%
          CONSUMER DISCRETIONARY - 11.65%
             Auto Components Industry -- 0.23%
    2,200    Johnson Controls Incorporated....................        60,962
      600    Superior Industries International................         9,822
                                                                ------------
                                                                      70,784
                                                                ------------

             Automobiles Industry -- 0.68%
   10,100    Ford Motor Company*..............................        96,859
    2,400    Harley-Davidson Incorporated.....................       109,752
                                                                ------------
                                                                     206,611
                                                                ------------

             Distributors Industry -- 0.68%
    3,423    Genuine Parts Company............................       206,236
                                                                ------------


             Household Durables Industry -- 0.57%
    1,200    D.R. Horton Incorporated.........................        22,056
    1,400    Leggett & Platt..................................        29,582
    1,982    Newell Rubbermaid Incorporated...................        35,953
    1,300    Stanley Black Decker Incorporated ...............        83,668
                                                                ------------
                                                                     171,259
                                                                ------------

             Hotels Restaurants & Leisure Industry -- 1.83%
      700    Darden Restaurants Incorporated..................        35,441
    4,200    McDonalds Corporation............................       371,826
    2,800    Starbucks Corporation............................       149,296
                                                                ------------
                                                                     556,563
                                                                ------------

* Non income producing security

   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2012
                                   (Unaudited)
                                   (Continued)

                                                                   Value
  Quantity                                                       (Note 1)
  --------                                                       --------
             Internet & Catalog Retail Industry -- 0.75%
    1,000    Amazon Incorporated*.............................       228,350
                                                                ------------


             Media Industry -- 2.75%
    9,050    Comcast Corporation Class A......................       289,328
    2,800    DirecTV Group Incorporated*......................       136,696
    2,500    Gannett Incorporated.............................        36,825
    2,000    Mcgraw Hill Company Incorporated.................        90,000
    2,400    Omnicom Group....................................       116,640
    2,000    Time Warner Cable Class A........................       164,200
                                                                ------------
                                                                     833,689
                                                                ------------

             Multiline Retail Industry -- 0.56%
    1,100    Kohls Corporation................................        50,039
    3,500    Macy's Group Incorporated .......................       120,225
                                                                ------------
                                                                     170,264
                                                                ------------

             Specialty Retail Industry -- 3.25%
    2,100    American Eagle Outfitters Incorporated...........        41,433
    3,100    AutoNation Incorporated*.........................       109,368
    1,575    Best Buy.........................................        33,012
      100    Foot Locker Incorporated.........................         3,058
    6,182    Home Depot Incorporated..........................       327,584
    1,300    Limited Brands...................................        55,289
    7,002    Lowe's Companies Incorporated....................       199,137


* Non income producing security

   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2012
                                   (Unaudited)
                                   (Continued)

                                                                   Value
  Quantity                                                       (Note 1)
  --------                                                       --------
             Specialty Retail Industry (Continued)
    1,000    Office Depot Incorporated*.......................         2,160
    1,950    Staples Incorporated.............................        25,448
    3,000    TJX Companies Incorporated.......................       128,790
    1,100    Tiffany & Company ...............................        58,245
                                                                ------------
                                                                     983,524
                                                                ------------

             Textiles Apparel & Luxury Goods Industry --
             0.35%
    1,200    Nike Incorporated................................       105,336
                                                                ------------



             CONSUMER DISCRETIONARY TOTAL.....................     3,532,616
                                                                ------------


          CONSUMER STAPLES -- 12.01%
             Beverages Industry -- 3.55%
    7,000    Coca Cola Company................................       547,330
    2,000    Coca Cola Enterprises............................        56,080
    6,700    Pepsico Incorporated.............................       473,422
                                                                ------------
                                                                   1,076,832
                                                                ------------

             Food & Staples Retailing Industry -- 2.84%
    5,000    CVS/Caremark Corporation.........................       233,650
    1,700    Costco Wholesale Corporation.....................       161,500
    1,800    Safeway Incorporated.............................        32,670
      300    Supervalu Incorporated...........................         1,554



* Non income producing security

   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2012
                                   (Unaudited)
                                   (Continued)

                                                                   Value
  Quantity                                                       (Note 1)
  --------                                                       --------
             Food & Staples Retailing Industry (Continued)
    6,800    Sysco Corporation................................       202,708
    5,800    Walgreen Company.................................       171,564
      600    Whole Foods Market Incorporated..................        57,192
                                                                ------------
                                                                     860,838
                                                                ------------

             Food Products Industry -- 3.06%
    1,100    Campbell Soup Company............................        36,718
    7,400    General Mills Incorporated.......................       285,196
      400    Green Mountain Coffee Roaster*...................         8,712
    1,400    HJ Heinz Company.................................        76,132
    5,100    Hershey Company..................................       367,353
    3,100    Kellogg Company..................................       152,923
                                                                ------------
                                                                     927,034
                                                                ------------

             Household Products Industry -- 2.38%
   11,800    Procter & Gamble Company.........................       722,750
                                                                ------------


             Personal Products Industry -- 0.18%
    3,300    Avon Products Incorporated.......................        53,493
                                                                ------------



             CONSUMER STAPLES TOTAL...........................     3,640,947
                                                                ------------


* Non income producing security

   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2012
                                   (Unaudited)
                                   (Continued)

                                                                   Value
  Quantity                                                       (Note 1)
  --------                                                       --------
          ENERGY -- 10.24%
             Energy Equipment & Services Industry -- 2.56%
    1,900    Cameron International Corporation*...............        81,149
    1,500    Ensco PLC Class A................................        70,455
    5,666    Halliburton Company..............................       160,858
    2,800    Nabors Industries Limited*.......................        40,320
    2,390    National Oilwell Varco Incorporated..............       154,011
      900    Noble Corporation................................        29,277
    2,400    Rowan Companies Incorporated*....................        77,592
    1,800    Seacor Holdings Incorporated*....................       160,884
                                                                ------------
                                                                     774,546
                                                                ------------

             Oil Gas & Consumable Fuels Industry -- 7.68%
    3,100    Anadarko Petroleum Corporation...................       205,220
    2,144    Apache Corporation...............................       188,436
      400    Cabot Oil & Gas Corporation......................        15,760
    3,400    Chesapeake Energy................................        63,240
      612    Cimarex Energy Company...........................        33,733
    2,201    Devon Energy Corporation.........................       127,636
    1,396    EOG Resources....................................       125,794
      600    EQT Corporation..................................        32,178
    2,100    Hess Corporation.................................        91,245
      700    Hollyfrontier Corporation........................        24,801
    2,107    Kinder Morgan....................................        67,888
    6,000    Marathon Oil Company.............................       153,420
    3,000    Marathon Petroleum Corporation...................       134,760
    2,400    Murphy Oil Corporation...........................       120,696
      900    Newfield Exploration Company*....................        26,379
    1,300    Noble Energy Incorporated........................       110,266
    2,000    Peabody Energy Corporation.......................        49,040


* Non income producing security

   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2012
                                   (Unaudited)
                                   (Continued)

                                                                   Value
  Quantity                                                       (Note 1)
  --------                                                       --------
             Oil, Gas & Consumable Fuels Industry
             (Continued)
    1,100    Pioneer Natural..................................        97,031
      686    Plains Exploration & Production Company*.........        24,133
    1,700    Range Resources Corporation......................       105,179
    3,100    Southwestern Energy Company*.....................        98,983
    6,300    Spectra Energy...................................       183,078
    2,900    Sunoco Incorporated..............................       137,750
    3,900    Williams Companies Incorporated..................       112,398
                                                                ------------
                                                                   2,329,044
                                                                ------------


             ENERGY TOTAL.....................................     3,103,590
                                                                ------------


           FINANCIALS -- 14.54%
             Capital Markets Industry -- 2.58%
    1,560    Ameriprise Financial Incorporated................        81,526
    6,430    Bank of New York Mellon Corporation..............       141,138
      600    Franklin Resources Incorporated..................        66,594
    1,700    Goldman Sachs Group..............................       162,962
      900    Janus Capital Group Incorporated.................         7,038
    5,540    Morgan Stanley...................................        80,829
    1,100    Northern Trust...................................        50,622
       87    Piper Jaffray Companies*.........................         2,038
      800    Price T Rowe Group Incorporated..................        50,368
    5,650    Schwab (Charles) Corporation.....................        73,055
    1,500    State Street Corporation.........................        66,960
                                                                ------------
                                                                     783,130
                                                                ------------


* Non income producing security

   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2012
                                   (Unaudited)
                                   (Continued)

                                                                   Value
  Quantity                                                       (Note 1)
  --------                                                       --------
             Commercial Banks Industry -- 3.62%
    3,900    BB&T Corporation.................................       120,315
    1,100    Comerica Incorporated............................        33,781
    6,100    Fifth Third Bankcorp.............................        81,740
      600    Keycorp..........................................         4,644
    1,100    M & T Bank Corporation...........................        90,827
    4,742    PNC Financial Services Group.....................       289,784
    2,200    Suntrust Banks...................................        53,306
    1,300    Synovus Financial Corporation....................         2,574
   13,051    US Bankcorp......................................       419,720
                                                                ------------
                                                                   1,096,691
                                                                ------------

             Consumer Finance Industry -- 2.38%
    7,600    American Express Company.........................       442,396
    2,400    Capital One Financial............................       131,184
    4,320    Discover Financial Services......................       149,386
                                                                ------------
                                                                     722,966
                                                                ------------

             Diversified Financial Services Industry --
             1.00%
      200    CME Group Incorporated...........................        53,622
    9,000    Citigroup Incorporated...........................       246,690
    2,900    Federal Home Loan Mortgage Association*..........           725
    5,500    Federal National Mortgage Association*...........         1,402
                                                                ------------
                                                                     302,439
                                                                ------------

             Insurance Industry -- 3.77%
    2,000    AFLAC Incorporated...............................        85,180
    2,900    Allstate Corporation.............................       101,761
    1,800    Chubb Corporation................................       131,076


* Non income producing security

   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2012
                                   (Unaudited)
                                   (Continued)

                                                                   Value
  Quantity                                                       (Note 1)
  --------                                                       --------
             Insurance Industry (Continued)
      661    Cincinnati Financial.............................        25,164
    1,000    Erie Indemnity Company Class A...................        71,610
    1,400    Hartford Financial Services Group................        24,682
    2,008    Lincoln National Corporation.....................        43,915
      600    MBIA Incorporated*...............................         6,486
    1,500    MGIC Investment Corporation*.....................         4,320
    2,400    Marsh and McLennan Companies.....................        77,352
    2,500    MetLife Incorporated.............................        77,125
    5,400    Progressive Corporation..........................       112,482
    1,900    Prudential Financial.............................        92,017
      800    Renaissancere Holdings Limited...................        60,808
    3,213    Travelers Companies Incorporated.................       205,118
    1,300    Unum Group.......................................        24,869
                                                                ------------
                                                                   1,143,965
                                                                ------------

             Real Estate Investment Trusts (REITs) Industry
             -- 1.19%
    1,700    Plum Creek Timber Company........................        67,490
    2,100    ProLogis Incorporated ...........................        69,783
    1,435    Simon Property Group Incorporated................       223,372
                                                                ------------
                                                                     360,645
                                                                ------------


             FINANCIALS TOTAL.................................     4,409,836
                                                                ------------





* Non income producing security

   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2012
                                   (Unaudited)
                                   (Continued)

                                                                   Value
  Quantity                                                       (Note 1)
  --------                                                       --------
           HEALTH CARE - 11.47%
             Biotechnology Industry -- 3.16%
    5,872    Amgen Incorporated*..............................       428,128
    1,474    Biogen Idec Incorporated*........................       212,816
    5,551    Gilead Sciences Incorporated.....................       284,655
      277    Regeneron Pharmaceuticals*.......................        31,639
                                                                ------------
                                                                     957,238
                                                                ------------

             Health Care Equipment & Supplies Industry --
             1.34%
    1,400    Carefusion Corporation*..........................        35,952
    2,100    Hill Rom Holdings Incorporated...................        64,785
    7,905    Medtronic Incorporated...........................       306,161
                                                                ------------
                                                                     406,898
                                                                ------------

             Health Care Providers & Services Industry --
             3.67%
    4,200    Amerisourcebergen Corporation....................       165,270
    2,800    Cardinal Health Incorporated.....................       117,600
    5,945    Express Scripts Holdings Company.................       331,909
    2,500    McKesson Corporation*............................       234,375
    4,400    Quest Diagnostics Incorporated...................       263,560
                                                                ------------
                                                                   1,112,714
                                                                ------------

             Pharmaceuticals Industry -- 3.30%
   12,200    Abbott Laboratories..............................       786,534
    2,300    Allergan Incorporated............................       212,911
                                                                ------------
                                                                     999,445
                                                                ------------


             HEALTH CARE TOTAL................................     3,476,295
                                                                ------------


* Non income producing security

   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2012
                                   (Unaudited)
                                   (Continued)

                                                                   Value
  Quantity                                                       (Note 1)
  --------                                                       --------
           INDUSTRIAL - 9.71%
             Air Freight & Logistics Industry -- 2.06%
    1,600    Fedex Corporation................................       146,576
    6,100    United Parcel Service............................       480,436
                                                                ------------
                                                                     627,012
                                                                ------------

             Airlines Industry -- 0.12%
    4,050    Southwest Airlines Company.......................        37,341
                                                                ------------


             Commercial Services & Supplies Industry --
             0.67%
    1,700    Deluxe Corporation...............................        42,398
    5,000    Pitney Bowes Incorporated........................        74,850
    3,300    Republic Services Group..........................        87,318
                                                                ------------
                                                                     204,566
                                                                ------------

             Electrical Equipment Industry -- 0.88%
    4,200    Emerson Electric Company.........................       195,636
    1,100    Rockwell Automation Incorporated.................        72,666
                                                                ------------
                                                                     268,302
                                                                ------------

             Industrial Conglomerates Industry -- 1.09%
    3,700    3M Company.......................................       331,520
                                                                ------------



* Non income producing security

   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2012
                                   (Unaudited)
                                   (Continued)

                                                                   Value
  Quantity                                                       (Note 1)
  --------                                                       --------
             Machinery Industry -- 2.13%
    1,100    Cummins Incorporated.............................       106,601
    2,500    Deere and Company................................       202,175
      529    Flowserve Corporation............................        60,703
    3,600    Illinois Tool Works Incorporated.................       190,404
       48    Kadant Incorporated*.............................         1,125
    1,800    Paccar Incorporated..............................        70,542
      200    Snap On Incorporated.............................        12,450
                                                                ------------
                                                                     644,000
                                                                ------------

             Road & Rail Industry -- 2.32%
    7,200    CSX Corporation..................................       160,992
    2,900    Norfolk Southern Corporation.....................       208,133
    2,800    Union Pacific Corporation........................       334,068
                                                                ------------
                                                                     703,193
                                                                ------------

             Trading Companies & Distributors Industry --
             0.44%
      472    United Rentals*..................................        16,067
      617    WW Grainger Incorporated.........................       117,995
                                                                ------------
                                                                     134,062
                                                                ------------



             INDUSTRIAL TOTAL.................................     2,949,996
                                                                ------------



           INFORMATION TECHNOLOGY - 19.37%
             Communications Equipment Industry -- 2.55%
   18,300    Cisco Systems Incorporated.......................       314,211
      587    JDS Uniphase*....................................         6,457
    2,200    Juniper Networks*................................        35,882



* Non income producing security

   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2012
                                   (Unaudited)
                                   (Continued)

                                                                   Value
  Quantity                                                       (Note 1)
  --------                                                       --------
             Communications Equipment Industry (Continued)
    1,185    Motorola Solutions Incorporated..................        57,010
    6,400    Qualcomm Incorporated............................       356,352
    1,400    Tellabs Incorporated.............................         4,662
                                                                ------------
                                                                     774,574
                                                                ------------

             Computers & Peripherals Industry -- 6.37%
    2,496    Apple Incorporated*..............................     1,457,664
    6,900    Dell Incorporated*...............................        86,319
    7,400    EMC Corporation*.................................       189,662
    4,300    Hewlett Packard Company..........................        86,473
      900    Lexmark International............................        23,922
    1,500    Netapp Incorporated*.............................        47,730
      600    Qlogic Corporation*..............................         8,214
    1,000    Western Digital*.................................        30,480
                                                                ------------
                                                                   1,930,464
                                                                ------------

             Electronic Equipment Instruments & Components
             Industry -- 0.23%
    1,800    Ingram Micro Incorporated*.......................        31,446
    1,625    Molex Incorporated...............................        38,903
                                                                ------------
                                                                      70,349
                                                                ------------


             Internet Software & Services Industry -- 2.00%
    3,400    EBay Incorporated*...............................       142,834
      800    Google Incorporated Class A*.....................       464,056
                                                                ------------
                                                                     606,890
                                                                ------------




* Non income producing security

   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2012
                                   (Unaudited)
                                   (Continued)

                                                                   Value
  Quantity                                                       (Note 1)
  --------                                                       --------
             IT Services Industry -- 2.74%
    3,600    Automatic Data Processing Incorporated...........       200,376
    1,200    Cognizant Tech Solutions Class A*................        72,000
    2,600    Fidelity National Information Services...........        88,608
      600    Fiserv Incorporated*.............................        43,332
      300    MasterCard Corporation...........................       129,033
    1,500    Paychex Incorporated.............................        47,115
      629    Total System Services Incorporated...............        15,052
    1,400    Visa Incorporated Class A........................       173,082
    3,685    Western Union Company............................        62,055
                                                                ------------
                                                                     830,653
                                                                ------------

             Semiconductors & Semiconductor Equipment
             Industry -- 3.47%
    1,800    Altera Corporation...............................        60,912
    2,200    Analog Devices Incorporated......................        82,874
    5,900    Applied Materials Incorporated...................        67,555
    1,800    Broadcom Corporation Class A.....................        60,768
   17,400    Intel Corporation................................       463,710
    1,000    KLA-Tencor Corporation...........................        49,250
    1,800    LSI Corporation..................................        11,466
      450    Lam Research Corporation.........................        16,983
    2,200    Micron Technology Incorporated*..................        13,882
    2,700    Nvidia Corporation*..............................        37,314
    4,800    Texas Instruments................................       137,712
    1,500    Xilinx Incorporated..............................        50,355
                                                                ------------
                                                                   1,052,781
                                                                ------------


* Non income producing security

   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2012
                                   (Unaudited)
                                   (Continued)

                                                                   Value
  Quantity                                                       (Note 1)
  --------                                                       --------
             Software Industry -- 2.01%
    1,600    Adobe Sys Incorporated*..........................        51,792
    2,550    CA Incorporated..................................        69,080
      400    Citrix Systems Incorporated*.....................        33,576
    3,000    Compuware Corporation*...........................        27,900
   12,329    Oracle Corporation...............................       366,171
    4,149    Symantec Corporation*............................        60,617
                                                                ------------
                                                                     609,136
                                                                ------------


             INFORMATION TECHNOLOGY TOTAL.....................     5,874,847
                                                                ------------


           MATERIALS -- 2.85%
             Chemicals Industry -- 1.21%
      600    Airgas Incorporated..............................        50,406
      600    Mosaic Company...................................        32,856
    2,600    Praxair Incorporated.............................       282,698
                                                                ------------
                                                                     365,960
                                                                ------------

             Construction Materials Industry -- 0.14%
    1,100    Vulcan Material Company..........................        43,681
                                                                ------------


             Containers & Packaging Industry -- 1.34%
    5,300    Aptargroup Incorporated..........................       270,565
    1,800    Bemis Company Incorporated.......................        56,412




* Non income producing security

   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2012
                                   (Unaudited)
                                   (Continued)

                                                                   Value
  Quantity                                                       (Note 1)
  --------                                                       --------
             Containers & Packaging Industry (Continued)
      800    Owens-Illinois Incorporated*.....................        15,336
    4,200    Sealed Air Corporation...........................        64,848
                                                                ------------
                                                                     407,161
                                                                ------------

             Metals & Mining Industry -- 0.16%
      959    Cliffs Natural Resources Incorporated............        47,269
                                                                ------------



             MATERIALS TOTAL..................................       864,071
                                                                ------------


           TELECOMMUNICATION SERVICES -- 4.67%
             Diversified Telecommunication Services
             Industry -- 4.30%
   19,790    A T & T Corporation..............................       705,711
      874    Centurylink Incorporated.........................        34,514
    2,256    Frontier Communications Corporation..............         8,641
   12,500    Verizon Communications...........................       555,500
                                                                ------------
                                                                   1,304,366
                                                                ------------

             Wireless Telecommunication Services Industry
             -- 0.37%
    1,600    American Tower Corporation*......................       111,856
                                                                ------------


             TELECOMMUNICATION SERVICES TOTAL ................     1,416,222
                                                                ------------


* Non income producing security

   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2012
                                   (Unaudited)
                                   (Continued)

                                                                   Value
  Quantity                                                       (Note 1)
  --------                                                       --------
           UTILITIES - 3.49%
             Electric Utilities Industry -- 0.86%
    6,691    Northeast Utilities..............................       259,686
                                                                 -----------


             Gas Utilities Industry -- 1.70%
    5,900    Atmos Energy Corporation.........................       206,913
    4,300    UGI Corporation..................................       126,549
    4,600    WGL Holdings.....................................       182,850
                                                                 -----------
                                                                     516,312
                                                                 -----------

             Multi-Utilities Industry -- 0.33%
    4,800    CenterPoint Energy Incorporated..................        99,216
                                                                 -----------


             Water Utilities Industry -- 0.60%
    5,324    American Water Works Company.....................       182,507
                                                                 -----------


             UTILITIES TOTAL..................................     1,057,721
                                                                 -----------

             Total common stocks (cost $20,845,279)...........    30,326,141
                                                                 -----------

WARRANTS & RIGHTS -- 0.02%
    2,432    Kinder Morgan Warrants...........................         5,253
                                                                ------------

CASH & OTHER ASSETS, LESS LIABILITIES --  (0.02)% ...........         (6,180)
                                                                ------------


Total Net Assets.............................................  $  30,325,214
                                                               =============


* Non income producing security

   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND

                          NOTES TO FINANCIAL STATEMENTS
                                  JUNE 30, 2012



1. Significant Accounting Policies:
   Principled Equity Market Fund, a Massachusetts business trust (the "Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end investment management company. The following is a summary of significant accounting policies followed by the Trust which are in conformity with those generally accepted in the United States of America's investment company industry.
   A. Use of Estimates-- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
   B. Investment Securities-- Security transactions are recorded on the date the investments are purchased or sold. All investments in securities are recorded at their estimated fair value, as described in note 2. Temporary cash investments are stated at cost, which approximates market value. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Gains and losses from sales of investments are calculated using the "identified cost" method for both financial reporting and federal income tax purposes. Withholding taxes on foreign dividends have been provided for in accordance with the Trust's understanding of the applicable country's tax rules and rates. The foreign dividend income is presented on the Statement of Operations net of any foreign tax withholdings.
   C. Income Taxes-- The Trust has elected to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year all of its taxable income to its shareholders. No provision for federal income taxes is necessary since the Trust intends to qualify for and elect the special tax treatment afforded a "regulated investment company" under subchapter M of the Internal Revenue Code. The Trust also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.
     Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States of America. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.
     The Trust recognizes the tax benefit from any uncertain tax position only if it is more likely than not that the tax position will be sustained upon examination by the taxing authorities, based on the technical merits of the tax position. Any tax benefits recognized in the financial statements from such a position are measured based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate resolution. Management has analyzed the Trust's tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2008-2011) or expected to be taken in the Trust's 2012 tax returns.

                          PRINCIPLED EQUITY MARKET FUND

                          NOTES TO FINANCIAL STATEMENTS
                                  JUNE 30, 2012

                                   (Continued)

     The Trust identifies its major tax jurisdictions as U.S. Federal and the Commonwealth of Massachusetts; however the Trust is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Trust also follows the policy to recognize interest and penalties related to unrecognized tax benefits (if any) in income tax expense. No such interest and penalties have been accrued as of June 30, 2012.
   D. Capital Stock-- The Trust records the sales and redemptions of its capital stock on trade date.
   E. Distributions to Shareholders-- Dividends to shareholders from net investment income and net capital gains, if any, are paid at least annually and as required to comply with Federal excise tax requirements. Distributions to shareholders are determined in accordance with income tax regulations and are recorded on the ex-dividend date.
2. Securities Valuations:
   As described in note 1, the Trust utilizes various methods to measure the fair value of most of its investments on a recurring basis. Accounting principles generally accepted in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
        Level 1--Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access. Level 2--Other significant observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3--Significant unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Trust's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

   The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

                          PRINCIPLED EQUITY MARKET FUND

                          NOTES TO FINANCIAL STATEMENTS
                                  JUNE 30, 2012

                                   (Continued)

   Fair Value Measurements
   A description of the valuation techniques applied to the Trust's major categories of assets and liabilities measured at fair value on a recurring basis follows. Equity securities (common stock). Each day securities traded on national security exchanges (or reported on the NASDAQ national market) are stated at the last reported sales price on the primary exchange on which they are listed, or if there has been no sale, at the current bid price. Other securities for which market quotations are readily available are valued at the last known sales price, or, if unavailable, the known current bid price which most nearly represents current market value. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
   The following table summarizes the inputs used to value the Trust's investments measured at fair value as of June 30, 2012:

                              Level 1         Level 2    Level 3     Total
   Common Stocks
       Consumer
         Discretionary        $3,532.616      $--        $--         $3,532.616
       Consumer Staples        3,640,947       --         --          3,640,947
       Energy                  3,103,590       --         --          3,103,590
       Financials              4,409,836       --         --          4,409,836
       Health Care             3,476,295       --         --          3,476,295
       Industrial              2,949,996       --         --          2,949,996
       Information
         Technology            5,874,847       --         --          5,874,847
       Materials                 864,071       --         --            864,071
       Telecommunication
         Services              1,416,222       --         --          1,416,222
       Utilities               1,057,721       --         --          1,057,721
                           --------------    -------   -------      ------------
   Total Common Stocks       $30,326,141      $--        $--        $30,326,141
                           ==============    =======   =======      ============


3. Tax Basis of Investments:
   At June 30, 2012 the total cost of investments for federal income tax purposes was different than the total cost on a financial reporting basis due to the tax deferral of a loss on a wash sale that occurred during 2010. The federal income tax basis of the Trust's investments at June 30, 2012 was $20,845,783. Aggregate gross unrealized appreciation in investments in which there was an excess of market value over tax cost was $11,669,098. Aggregate gross unrealized depreciation in investments in which there was an excess of tax cost over market value was $2,185,110.

                          PRINCIPLED EQUITY MARKET FUND

                          NOTES TO FINANCIAL STATEMENTS
                                  JUNE 30, 2012

                                   (Continued)

   Net unrealized appreciation in investments for tax purposes at June 30, 2012 was $9,483,988. The Trust had post-October capital losses of $28,440 for the year ended December 31, 2011. In addition, the Trust has $206,016 in capital loss carryforwards with an expiration date of 2017. The Trust also has $504 in disallowed losses due to wash sales that occurred during 2010. These disallowed losses were added to the tax cost basis of the securities that were repurchased. These losses will be used to offset future gains on these securities.
4. Investment Advisory and Sub-Advisory Agreements:
   The Trust has entered into an Investment Advisory Agreement with F.L. Putnam Investment Management Company ("F.L. Putnam" or the "Adviser") and a Sub-Advisory Agreement with PanAgora Asset Management, Inc. ("PanAgora" or the "Sub-Advisor").
   The Advisory Agreement provides that F.L. Putnam will be responsible for overall management of the Trust's activities, will supervise the provision of administrative and professional services to the Trust, will provide all necessary facilities, equipment, personnel and office space to the Trust, and will provide the Sub-Advisor with a list of acceptable securities from which to select and effect investments for the Trust's portfolio.

   The Sub-Advisory Agreement provides that PanAgora will be responsible for investment of the Trust's securities portfolio using the list of securities provided by F.L. Putnam. The agreements provide that the Trust will pay F.L. Putnam 1/4 of 1 percent (0.25%) of the Trust's average monthly net assets per year, of which F.L. Putnam will pay 60 percent or 15/100 of 1 percent (0.15%) to PanAgora, leaving F.L. Putnam with a net fee of 1/10 of 1 percent (0.10%). For the six months ended June 30, 2012, the Trust incurred investment advisory fees of $15,296 from F.L. Putnam, and $22,943 from PanAgora.
   F.L. Putnam, whose parent provided the necessary capital to establish the Trust, waived its total management fees from the inception of the Trust on December 20, 1996 through March 15, 2002 in order to assist the Trust in commencing operations. On dateYear2002Day15Month3March 15, 2002, the Board of Trustees authorized F.L. Putnam to begin receiving compensation for its services, and F.L. Putnam has received such compensation from that time.
   At June 30, 2012, investment advisory fees of $17,570 were due and were included in "Accrued expenses and other liabilities" in the accompanying Statement of Assets and Liabilities. Of this amount $7,028 was due to F.L. Putnam and $10,542 was due to PanAgora.
5. Independent Registered Public Accountant, Administration and Transfer Agent
   Services:
   Livingston & Haynes, P.C. serves as independent registered public accountant to the Trust. For the six months ended June 30, 2012, the Trust incurred fees of $12,328 for audit and tax preparation. At June 30, 2012, audit and accounting fees of $14,208 were included in "Accrued expenses and other liabilities" in the accompanying Statement of Assets and Liabilities.
   The Trust has entered into an agreement with Cardinal Investment Services, Incorporated for administrative and fund accounting services. Fees for these services are $28,000 per year. At June 30, 2012, administrative and fund accounting fees of $2,404 were included in "Accrued expenses and other liabilities" in the accompanying Statement of Assets and Liabilities.

                          PRINCIPLED EQUITY MARKET FUND

                          NOTES TO FINANCIAL STATEMENTS
                                  JUNE 30, 2012

                                   (Continued)

   The Trust has entered into an agreement with DST Systems, Incorporated for transfer agent and dividend disbursing agent services. Annual fees for these services are $25,000 with additional amounts for out-of-pocket expenses. At June 30, 2012, transfer fees of $3,424 were included in "Accrued expenses and other liabilities" in the accompanying Statement of Assets and Liabilities.
6. Related Parties:
   David W.C. Putnam, the President, Secretary and a trustee of the Trust, is also a director and an indirect beneficial owner of the parent of the Trust's investment adviser. Through June 30, 2011, Christopher Y. Williams was Chief Compliance Officer of the Trust. He is also the President of Cardinal Investment Services, Incorporated, the Trust's administrator and former transfer agent. No amounts were paid by the Trust for his services as Chief Compliance Officer to the Trust. On July 1, 2011, James Craver was named Chief Compliance Officer of the Trust. At June 30, 2012, compliance expenses of $2,400 were included in "Accrued expenses and other liabilities" in the accompanying Statement of Assets and Liabilities.
7. Purchases and Sales:
   Aggregate cost of purchases and the proceeds from sales and maturities on investments for the six months ended June 30, 2012 were:
     Cost of securities acquired:
       U.S. Government and investments backed by such
     securities.........................................    $           --
       Other investments................................           592,039
                                                            ---------------
                                                            $      592,039
                                                            ===============

     Proceeds from sales and maturities:
       U.S. Government and investments backed by such
     securities.........................................    $           --
       Other investments................................         1,952,977
                                                            ---------------
                                                            $    1,952,977
                                                            ===============
8. Certain Transactions:
   It is the Trust's intention, as authorized by its Board of Trustees, to repurchase on the Chicago Stock Exchange shares of common stock of the Trust from time to time in such amounts as determined by the Trustees to be in the best interests of the Trust and its shareholders at a price no higher than the current net asset value of such shares.
9. Distribution to Shareholders:
   On December 4, 2011, a distribution of $0.12 per share was declared. The distribution was paid on December 28, 2011 to shareholders of record on December 23, 2011.
      The tax character of distribution paid during 2011was as follows:

                                                       2011
  Distributions paid from:
     Ordinary income                              $      228,860
     Long-term capital gain                                   --
                                                  --------------
                                                  $      228,860
                                                  ==============

                          PRINCIPLED EQUITY MARKET FUND

                          NOTES TO FINANCIAL STATEMENTS
                                  JUNE 30, 2012

                                   (Continued)


10. Investment Restrictions:
   The Trust seeks to provide long-term capital appreciation by investing in equity securities that the Trust's management believes will contribute to the achievement of the Trust's objective and that do not possess characteristics (i.e., products, services, geographical areas of operation or other similar nonfinancial aspects) that management believes are unacceptable to substantial constituencies of investors concerned with the ethical and/or social justice characteristics of their investments. In seeking to achieve its investment objective, the Trust purchases "acceptable" securities, identified as such by the Manager, that will, in the Sub-Adviser's opinion, contribute to this goal.
11. Subsequent Events:
   The Trust has evaluated the impact of all subsequent events on the Trust through August 1, 2012, the date the financial statements were available to be issued, and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

   Supplemental Information
   ------------------------
VOTING PROXIES ON TRUST PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Trust's portfolio is available without charge, upon request, by calling collect 239-304-1679, or on the SEC's website at www.sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the period ended June 30, 2011 is also available by calling collect 239-304-1679, or on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Trust files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available, without charge and upon request, by calling collect 239-304-1679, or on the SEC's website at www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DIVIDEND REINVESTMENT PLAN

The Trust has adopted a Dividend Reinvestment Plan (the "Plan") that provides that unless you elect to receive your distributions in cash, they will be automatically reinvested by the Plan Administrator, DST Systems ("DST"), in additional shares of the Trust. If you elect to receive your distributions in cash, you will receive them in cash paid by check mailed directly to you by the Plan Administrator.

The Trust's Plan provides that each shareholder of the Trust must affirmatively elect to participate in the Plan upon becoming a shareholder of the Trust. No action is required on the part of a registered stockholder to have their cash distribution reinvested in shares of the Trust. Unless you or your brokerage firm decides to opt out of the Plan, the number of shares of the Trust that you will receive will be determined as follows:

         The number of shares to be issued to a shareholder shall be based on the Net Asset Value per share of the Trust (the "Reinvestment NAV") on the payable date.

You may withdraw from the Plan at any time by giving written notice to the Plan Administrator at DST Systems, 2600 Southwest Blvd., Kansas City, MO 64108, or by calling collect at 816-435-5662 in accordance with such reasonable requirements as the Plan Administrator may agree upon.

The Plan Administrator maintains all common stockholders' accounts in the Plan and gives written confirmation of all transactions in the accounts, including information you may need for tax records. Shares in your account will be held by the Plan Administrator in non-certificated form. The Plan Administrator will forward to each participant any proxy solicitation material and will vote any shares so held only in accordance with proxies returned to us. Any proxy you receive will include all shares you have received under the Plan.

Automatically reinvesting distributions does not avoid a taxable event or the requirement to pay income taxes due upon receiving distributions, even though you have not received any cash with which to pay the resulting tax.

If you hold your shares with a brokerage firm that does not participate in the Plan, you may not be able to participate in the Plan and any distribution reinvestment may be effected on different terms than those described above. Consult your financial advisor for more information.

There is no direct service charge to participants in the Plan; however, we reserve the right to amend or terminate the Plan, including amending the Plan to include a service charge payable by the participants, if in the judgment of the Board of Trustees the change is warranted. Any amendment to the Plan, except amendments necessary or appropriate to comply with applicable law or the rules and policies of the SEC or any other regulatory authority, require us to provide at least 30 days written notice to each participant. Additional information about the Plan may be obtained from DST at 2600 Southwest Blvd., Kansas City, MO 64108, or by calling collect at 816-435-5662.

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE TRUST'S INVESTMENT ADVISORY AGREEMENT (Unaudited)

At a meeting of the Board of Trustees of the Trust held on October 25 2011, the Board considered the re-approval for an annual period (through October, 2012) of the Trust's Investment Advisory Agreement (the "Management Agreement") with the Adviser, F.L. Putnam Investment Management Company, pursuant to which the Adviser provides the Trust with overall investment advisory and administrative services, and the Sub-Advisory Agreement with the Sub-Advisor, PanAgora Asset Management, pursuant to which the Sub-Advisor provides the Trust with investment advisory services.

Analysis of Nature, Extent and Quality of Services Provided to the Trust.

The Board members received a presentation from representatives of the Adviser and the Sub-Advisor regarding services provided to the Trust and discussed the nature, extent and quality of the services provided to the Trust pursuant to its Management Agreement. The Adviser's representatives reviewed the Trust's permitted investments, its screening process to ensure that only permitted investments as described in the Trust's prospectus are held by the Trust, and a comparison of the Trust's investment performance to the S&P 500 Index and other relevant benchmarks. The Board members also considered the Adviser's and the Sub-Advisor's research and portfolio management capabilities and their administrative, accounting and compliance infrastructure. The Board also considered the Adviser's and Sub-Advisor's brokerage policies and practices and the standards applied in seeking best execution, and their code of ethics and compliance policies and practices.

Comparative Analysis of the Trust's Performance and Investment Advisory Fee and Expense Ratio.

The Board members reviewed the Trust's performance and comparisons to the S&P 500 Index and to certain other funds which have similar exclusionary criteria with respect to permitted investments. The Board members noted that the Trust's total return performance for the year-to-date was comparable to the relevant Index, notwithstanding the exclusionary criteria which limits the Trust's universe of potential investments. The Board members also discussed the Trust's investment advisory fee and expense ratio and reviewed the range of investment advisory fees and expense ratios as compared to a comparable group of Trusts (the "Expense Group") and a broader group of Trusts (the "Expense Universe"). The Board members noted that the actual and contractual investment advisory fees and total expense ratio of the Trust were competitive with the Expense Group medians.

Representatives of the Adviser reviewed with the Board members the investment advisory fees paid by other accounts managed by the Adviser and the Sub-Advisor with similar investment objectives, policies and strategies as the Trust (the "Similar Accounts"). The Adviser's representatives explained the nature of the Similar Accounts and the differences in providing services to such Similar Accounts as compared to managing and providing services to the Trust. Representatives of the Adviser and the Sub-Advisor noted that they do not manage other trusts with similar investment objectives, policies and strategies as the Trust. The Board also considered advisory and administrative fee information from other similar funds provided by the Trust's Administrator. The Board analyzed the differences in fees paid to the Adviser and Sub-Advisor and discussed the relationship of the fees paid in light of the services provided. The Board members considered the relevance of the fee information provided for the Similar Accounts and the other funds to evaluate the appropriateness and reasonableness of the Trust's investment advisory fee.

Analysis of Profitability and Economies of Scale.

The Adviser's representatives reviewed the dollar amount of expenses allocated and profit received by the Adviser and Sub-Advisor and the method used to determine such expenses and profit. The Board members evaluated the profitability analysis in light of the relevant circumstances for the Trust, and the extent to which economies of scale would be realized if the Trust grows and whether fee levels reflect these economies of scale for the benefit of Trust investors. The Board members also considered potential benefits to the Adviser and Sub-Advisor from acting as investment advisers to the Trust, including any soft dollar arrangements with respect to trading the Trust's investments.

It was noted that the Board members should consider the Adviser's profitability with respect to the Trust as part of their evaluation of whether the fee under the Management Agreement and Sub-Advisory Agreement bear a reasonable relationship to the range of services provided by the Adviser and Sub-Advisor, including the nature, extent and quality of such services. It was further noted that a discussion of economies of scale is predicated on increasing assets and that, if a Trust's assets had been decreasing, the possibility that the Adviser may have realized any economies of scale would be less.

At the conclusion of these discussions, the Board, including all of the members who are not "interested persons" (as defined in the Investment Company Act of 1940, as amended), agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the

Management Agreement and Sub-Advisory Agreement.

Based on the discussions and considerations as described above, the Board made the following conclusions and determinations:

o The Board concluded that the nature, extent and quality of the services provided by the Adviser and the Sub-Advisor are adequate and appropriate.

o The Board noted the impact of the Trust's exclusionary investment criteria on the Trust's performance and its satisfaction with the Adviser's screening process for acceptable securities while emphasizing the need for continued diligence in that regard.

o The Board concluded that the fees paid by the Trust to the Adviser and the Sub-Advisor were reasonable in light of the services provided, comparative performance, expense and investment advisory fee information (including the fee waiver and expense reimbursement arrangement), costs of the services provided and profits to be realized and benefits derived or to be derived by the Adviser and Sub-Advisor from its relationship with the Trust.

o The Board determined that the economies of scale which may accrue to the Adviser and Sub-Advisor in connection with the management of the Trust had been adequately considered by them in connection with the investment advisory fee rate charged to the Trust, and that, to the extent in the future it were determined that material economies of scale had not been shared with the Trust, the Board would seek to have those economies of scale shared with the Trust.

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Trust and its shareholders.

                          PRINCIPLED EQUITY MARKET FUND


                               OFFICERS & TRUSTEES





Name                        Positions(s)     Term of         Principal          Number of        Other
Address and                 Held with        Office and      Occupation(s)      Portfolios in    Directorships
Age                         Trust            Length of       During Past        Fund Complex     Held by
                                             Time Served     5 Years            Overseen by      Trustee
                                                                                Trustee
===============================================================================================================

HOWARD R. BUCKLEY
20 Appletree Drive         Non-Interested    12 Years        President, Chief   1                None
South Portland, ME 04106   Trustee           Served. Term    Executive Officer
Age 73                                       is for Life     and Director,
                                                             (Retired) Mercy
                                                             Health System of
                                                             Maine

===============================================================================================================

JAMES B. CRAVER
42 Miller Hill Road        Chief Compliance  1 Year          Attorney, James B.                  None
Dover, MA 02030                              Served.         Craver & Associates
Age

===============================================================================================================

SISTER ANNE MARY DONOVAN
447 Chestnut Hill Avenue   Non-Interested    12 Years        Treasurer,         1                None
Brookline, MA 02445        Trustee           Served. Term    Emmanuel College
Age 69                                       is for Life

===============================================================================================================

SISTER MARY GEORGE O'TOOLE
278 Whites Bridge Road     Non-Interested    6 Months        Vice President,    1                None
Standish, ME 04084         Trustee           Served. Term    (Retired), for
Age                                          is for Life     Sponsorship and
                                                             Mission Intergration
                                                             St. Joseph's College
                                                             Maine

===============================================================================================================

DAVID W.C. PUTNAM
90 Lake Avenue             Interested        14 Years        President,         1                None
Newton Center, MA 02459    Trustee,          Served. Term    F.L. Putnam
Age 71                     President &       is for Life     Securities Company
                           Secretary

===============================================================================================================

PATRICIA TOWER
26 Stonecleave Road        Non-Interested    6 Months        Director of        1                None
North Andover, MA 01845    Trustee           Served. Term    Finance, Sisters of
Age                                          is for Life     Notre Dame de Namur;
                                                             Asst. Treasurer,
                                                             Emmanuel College

===============================================================================================================

GEORGE A. VIOLIN, M.D., F.A.C.S.
16 Main Street             Interested        12 Years        Physician;         1                None
Dover, MA 02030            Trustee*          Served. Term    Principal,
Age 67                                       is for Life     Ambulatory Surgical
                                                             Centers of America,
                                                             L.L.L.C

===============================================================================================================

CHRISTOPHER Y. WILLIAMS
5072 Annunciation Circle   Asst.             15 Years        President,                          None
Ave Maria, FL 34142        Secretary &       Served.         Cardinal Investment
Age 47                     Asst.                             Services, Inc.
                           Treasurer
===============================================================================================================

REV. MR. JOEL M. ZIFF
344 Cambridge Road         Chairman &        12 Years        Partner,           1                None
Plymouth Meeting, PA 19462 Non-Interested    Served. Term    (Retired)
Age 78                     Trustee,          is for Life     Arthur Anderson
                           Chairman of Audit                 & Co.
                           Committee

===============================================================================================================

* Dr. Violin's son is currently employed by the Adviser


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












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


                          PRINCIPLED EQUITY MARKET FUND


                               INVESTMENT ADVISER
                    F.L. Putnam Investment Management Company
                20 William Street, Wellesley, Massachusetts 02481
                                 (800) 344-3435

                                   SUB-ADVISOR
                         PanAgora Asset Management, Inc.
           470 Atlantic Avenue, 8th Floor, Boston, Massachusetts 02210

                        ADMINISTRATOR AND FUND ACCOUNTANT
                   Cardinal Investment Services, Incorporated
                       5072 Annunciation Circle, Suite 317
                            Ave Maria, Florida 34142
                                 (239) 304-1679

                                    CUSTODIAN
                        State Street Bank & Trust Company
                200 Clarendon Street, Boston, Massachusetts 02116

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                            Livingston & Haynes, P.C.
           40 Grove Street, Suite 380, Wellesley, Massachusetts 02482

                                  LEGAL COUNSEL
                             Thorp Reed & Armstrong
                One Oxford Center, Pittsburgh, Pennsylvania 15219


                                 TRANSFER AGENT
                                DST Systems, Inc.
                210 West 10th Street, Kansas City, Missouri 64105



This report is not authorized for distribution to prospective investors in the Trust unless preceded or accompanied by an effective prospectus which includes information concerning the Trust's record or other pertinent information.

ITEM 2. CODE OF ETHICS

This information was filed with the Registrant's annual report on Form
N-CSR.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The Registrant's board of trustees has determined that the Registrant has at least one audit committee financial expert serving on its audit committee. The name of the audit committee financial expert is Joel M. Ziff, who is an "independent" trustee for the purposes of this Item.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

This information was filed with the Registrant's annual report on Form
N-CSR.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

The Registrant's board of trustees has determined that the Registrant has a standing audit committee. The names of the audit committee are Joel M. Ziff, Howard R. Buckley, Sr. Anne Mary Donovan, Sr. Mary George O'Toole, Patricia Tower and George A. Violin.


ITEM 6. SCHEDULE OF INVESTMENTS

The schedule is included as part of the report to shareholders filed under
Item 1 of the Form N-CSRS.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES



                         Principled Equity Market Fund
                       Proxy Voting Policy and Procedures

This policy is designed to reflect the fiduciary duty to vote proxies in favor of shareholder interests. In determining our vote, we will not subordinate the economic interest of the Fund to any other entity or interested party. The following guidelines will be used for each of the following four categories of issues:

Routine Proposals

Routine proposals are those which do not change the structure, bylaws, or operations of the corporation to the detriment of the shareholders. Given the routine nature of these proposals, proxies will nearly always be voted with management. Traditionally, these issues include:

>>      Approval of auditors
>>      Election of directors
>>      Indemnification provisions for directors
>>      Liability limitations of directors
>>      Name changes

Non-Routine Proposals

Issues in this category are more likely to affect the structure and operations of the corporation and therefore will have a greater impact on the value of a shareholder's investment. We will review each issue in this category on a case-by-case basis. As previously stated, voting decisions will be made based on the financial interest of the fund. Non-routine matters include:

>>      Mergers and acquisitions
>>      Restructuring
>>      Re-incorporation
>>      Changes in capitalization
>>      Increase in number of directors
>>      Increase in preferred stock
>>      Increase in common stock
>>      Stock option plans

Corporate Governance Proposals

We will generally vote against any management proposal that clearly has the effect of restricting the ability of shareholders to realize the full potential value of their investment. Proposals in this category would include:

>>      Poison pills
>>      Golden parachutes
>>      Greenmail
>>      Supermajority voting
>>      Dual class voting
>>      Classified boards

Shareholder Proposals

Proposals submitted by shareholders for vote usually include issues of corporate governance and other non-routine matters. We will review each issue on a case-by-case basis in order to determine the position that best represents the financial interest of the Fund. Shareholder matters include:

>>      Annual election of directors
>>      Anti-poison pill
>>      Anti-greenmail
>>      Confidential voting
>>      Cumulative voting

The full Board has delegated to a sub committee consisting of two (2) board members and one (1) officer of the Trust the implementation of this policy with respect to specific votes by the Trust, which can include delegation of certain proxy voting decisions to the Trust's Chief Compliance Officer, subject to continuing oversight by the Board.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES


(a)(1) William G. Zink, Director of Macro-Strategies at PanAgora Asset Management, Inc. ("PanAgora"), has 36 years of investment management experience and has been with PanAgora since 1988.

(a)(2)
        (i) William G. Zink
        (ii)
                RIC: 2 accounts; total AUM $46,414,164
                Pooled: 6 accounts; total AUM $1,408,858,961
                Other: 21 accounts; total AUM $2,505,275,241
        (iii) 2 accounts with a performance fee; total AUM $568,648,930
        (iv)  N/A

(a)(3)
All of PanAgora's investment professionals receive industry competitive salaries (based on an annual benchmarking study) and are rewarded with meaningful performance-based annual bonuses. All employees are evaluated by comparing their performance against tailored and specific objectives. These goals are developed and monitored through the cooperation of employees and their immediate supervisors. Portfolio managers have specific goals regarding the investment performance of the accounts they manage and not the revenue associated with these accounts.

(a)(4) None
(a)(4)(b) N/A



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS


                   REGISTRANT PURCHASES OF EQUITY SECURITIES

PERIOD        TOTAL           AVERAGE        TOTAL           MAXIMUM NUMBER
              NUMBER OF       PRICE PAID     NUMBER OF       OF SHARES THAT
2012          SHARES          PER SHARE      SHARES          MAY YET BE
              PURCHASED                      PURCHASED       PURCHASED UNDER
                                             AS PART OF      THE PLANS OR
                                             PUBLICALLY      PROGRAMS
                                             ANNOUNCED
                                             PLANS OR
                                             PROGRAMS


JAN 1-31       1,563          $14.07         1,563           94,117
FEB 1-28          --              --            --           94,117
MAR 1-31          --              --            --           94,117
APR 1-30      90,496          $16.70        90,496            3,621
MAY 1-31         476          $15.93           476            3,145
JUN 1-30       2,663          $14.63         2,336              482
TOTAL         95,198          $16.60        95,198              482


FOOTNOTES TO TABLE
(a) The Plan was announced by the Board on December 31, 2011 and reapproved by the Board on March 19, 2012.
(b) Share amount approved is equal to 5% of shares outstanding at December 31, 2011; or 95,680 shares
(c)  The expiration date of the plan is December 31, 2012
(d)  Not aplicable
(e)  Not applicable


ITEM 10. SUBMISSION OF MATTERS TO VOTE OF SECURITY HOLDERS

None


ITEM 11. CONTROLS AND PROCEDURES

The Registrant's principal executive officers concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) that are in place are effective to ensure that the information required in filings by the Registrant on Form N-CSR is recorded, processed, summarized, and reported on a timely basis. The Registrant's principal executive officers concluded that such procedures did not have any significant deficiencies or material weaknesses that require corrective action.

There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 12. EXHIBITS

(a)  Code of Ethics

(b)  Certifications